The Gabelli Global Utility & Income Trust
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 85.6%
ENERGY AND UTILITIES  — 44.7%
Alternative Energy  — 3.2%
Non U.S. Companies
1,950 Brookfield Renewable Corp., Cl. A ........ $ 85,410
68,000 Siemens Gamesa Renewable Energy SA† . 1,201,719
8,500 Vestas Wind Systems A/S ............... 252,506
U.S. Companies
36,814 NextEra Energy Partners LP ............. 3,068,815
7,500 Ormat Technologies Inc. ................ 613,725
400 SolarEdge Technologies Inc.† ............ 128,948
5,351,123
Diversified Industrial  — 1.7%
Non U.S. Companies
16,000 Bouygues SA .......................... 559,851
18,000 Jardine Matheson Holdings Ltd. ......... 990,000
U.S. Companies
29,000 Flowserve Corp. ........................ 1,041,100
2,750 General Electric Co. ..................... 251,625
4,500 Mueller Water Products Inc., Cl. A ........ 58,140
2,900,716
Electric Transmission and Distribution  — 2.7%
Non U.S. Companies
8,500 Algonquin Power & Utilities Corp. ........ 131,836
1,700 Boralex Inc., Cl. A ...................... 55,101
28,000 Enel Chile SA, ADR ..................... 44,240
12,000 Fortis Inc. ............................. 593,497
1,050 Fortis Inc., New York .................... 51,975
8,600 Landis+Gyr Group AG ................... 546,312
1,100 Orsted AS ............................. 138,921
20,000 Red Electrica Corp. SA .................. 411,746
U.S. Companies
2,400 Consolidated Edison Inc. ................ 227,232
350 Sempra Energy ......................... 58,842
30,000 Twin Disc Inc.† ......................... 499,200
5,500 Unitil Corp. ............................ 274,340
15,300 WEC Energy Group Inc. ................. 1,527,093
4,560,335
Energy and Utilities: Integrated  — 24.1%
Non U.S. Companies
140,000 A2A SpA .............................. 240,753
10,000 Chubu Electric Power Co. Inc. ........... 103,746
152,000 Datang International Power Generation Co.
Ltd., Cl. H ........................... 21,927
2,000 E.ON SE ............................... 23,324
14,000 E.ON SE, ADR .......................... 162,260
20,615 EDP - Energias de Portugal SA ........... 101,826
9,000 EDP - Energias de Portugal SA, ADR ..... 447,210
15,000 Electric Power Development Co. Ltd. ..... 215,377
Shares
Market
Value
35,000 Emera Inc. ............................. $ 1,734,952
8,500 Endesa SA ............................. 185,947
28,000 Enel Americas SA, ADR ................. 167,160
157,000 Enel SpA .............................. 1,053,898
4,000 Eni SpA ............................... 58,826
6,000 Eni SpA, ADR .......................... 175,500
230,000 Hera SpA .............................. 851,348
15,000 Hokkaido Electric Power Co. Inc. ......... 59,635
18,000 Hokuriku Electric Power Co. ............. 78,511
14,000 Huaneng Power International Inc., ADR ... 236,320
216,600 Iberdrola SA ........................... 2,376,968
1,800 Innergex Renewable Energy Inc. ......... 28,624
34,000 Korea Electric Power Corp., ADR† ........ 316,540
23,000 Kyushu Electric Power Co. Inc. .......... 154,353
12,000 Shikoku Electric Power Co. Inc. .......... 77,674
15,000 The Chugoku Electric Power Co. Inc. ..... 104,362
14,000 The Kansai Electric Power Co. Inc. ....... 132,134
10,000 Tohoku Electric Power Co. Inc. ........... 58,485
100 Uniper SE ............................. 2,589
2,000 Verbund AG ............................ 211,294
U.S. Companies
1,500 ALLETE Inc. ........................... 100,470
900 Alliant Energy Corp. .................... 56,232
18,500 Ameren Corp. .......................... 1,734,560
23,500 American Electric Power Co. Inc. ......... 2,344,595
17,600 Avangrid Inc. .......................... 822,624
18,000 Avista Corp. ........................... 812,700
600 Black Hills Corp. ........................ 46,212
500 CMS Energy Corp. ...................... 34,970
10,000 Dominion Energy Inc. ................... 849,700
1,000 DTE Energy Co. ........................ 132,210
10,700 Duke Energy Corp. ..................... 1,194,762
500 Entergy Corp. .......................... 58,375
2,000 Eos Energy Enterprises Inc.† ............ 8,360
17,000 Evergy Inc. ............................ 1,161,780
20,200 Eversource Energy ...................... 1,781,438
380,000 Gulf Coast Ultra Deep Royalty Trust ...... 14,098
16,000 Hawaiian Electric Industries Inc. ......... 676,960
10,000 MGE Energy Inc. ....................... 797,900
20,400 NextEra Energy Inc. ..................... 1,728,084
36,000 NiSource Inc. .......................... 1,144,800
11,000 NorthWestern Corp. .................... 665,390
34,200 OGE Energy Corp. ...................... 1,394,676
14,000 Otter Tail Corp. ......................... 875,000
13,500 PG&E Corp.† .......................... 161,190
14,000 Pinnacle West Capital Corp. ............. 1,093,400
44,000 PNM Resources Inc. .................... 2,097,480
40,000 Portland General Electric Co. ............ 2,206,000
9,500 PPL Corp. ............................. 271,320
15,000 Public Service Enterprise Group Inc. ..... 1,050,000
121,500 The AES Corp. ......................... 3,126,195

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
19,000 The Southern Co. ....................... $ 1,377,690
18,500 Xcel Energy Inc. ........................ 1,335,145
40,535,859
Environmental Services  — 0.3%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo, ADR ...................... 24,575
15,476 Veolia Environnement SA ................ 498,030
522,605
Independent Power Producers and Energy
Traders  — 0.1%
Non U.S. Companies
3,000 Atlantica Sustainable Infrastructure plc ... 105,210
Natural Gas Integrated  — 3.3%
Non U.S. Companies
80,000 Snam SpA ............................. 463,032
1,100 TC Energy Corp. ........................ 62,062
U.S. Companies
500 DT Midstream Inc. ...................... 27,130
30,000 Kinder Morgan Inc. ..................... 567,300
60,000 National Fuel Gas Co. ................... 4,122,000
4,000 ONEOK Inc. ............................ 282,520
5,524,044
Natural Gas Utilities  — 3.3%
Non U.S. Companies
1,500 Enagas SA ............................. 33,436
1,000 Engie SA .............................. 13,202
9,800 Engie SA, ADR ......................... 128,331
16,000 Italgas SpA ............................ 103,085
101,000 National Grid plc ....................... 1,555,525
15,700 National Grid plc, ADR .................. 1,206,859
U.S. Companies
6,000 Atmos Energy Corp. .................... 716,940
1,500 Chesapeake Utilities Corp. ............... 206,640
1,000 ONE Gas Inc. .......................... 88,240
15,000 South Jersey Industries Inc. ............. 518,250
11,000 Southwest Gas Holdings Inc. ............ 861,190
2,000 Spire Inc. .............................. 143,520
5,575,218
Natural Resources  — 0.5%
Non U.S. Companies
12,000 Cameco Corp. .......................... 349,200
50 Linde plc .............................. 15,972
Shares
Market
Value
U.S. Companies
6,000 APA Corp. ............................. $ 247,980
2,000 Diamondback Energy Inc. ............... 274,160
887,312
Oil  — 0.8%
Non U.S. Companies
14,000 BP plc, ADR ........................... 411,600
3,000 PetroChina Co. Ltd., ADR ............... 151,650
10,000 Petroleo Brasileiro SA, ADR ............. 148,000
8,000 Shell plc, ADR ......................... 439,440
U.S. Companies
1,000 ConocoPhillips ......................... 100,000
1,250,690
Services  — 2.8%
Non U.S. Companies
1,000 ABB Ltd. ............................... 32,650
35,000 ABB Ltd., ADR ......................... 1,131,900
23,000 Enbridge Inc. .......................... 1,060,070
5,000 First Sensor AG ........................ 269,372
U.S. Companies
29,500 AZZ Inc. ............................... 1,423,080
2,000 Dril-Quip Inc.† ......................... 74,700
20,000 Halliburton Co. ......................... 757,400
4,749,172
Water  — 1.9%
Non U.S. Companies
5,000 Consolidated Water Co. Ltd. ............. 55,300
40,000 Fluence Corp. Ltd.† ..................... 6,884
2,000 Fluidra SA ............................. 58,189
34,000 Severn Trent plc ........................ 1,374,761
35,000 United Utilities Group plc ................ 517,020
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 24,275
5,100 California Water Service Group .......... 302,328
6,500 Essential Utilities Inc. ................... 332,345
1,000 Middlesex Water Co. .................... 105,170
7,000 SJW Group ............................ 487,060
3,263,332
TOTAL ENERGY AND UTILITIES ....... 75,225,616
..............................................................................
OTHER  — 24.4%
Aerospace  — 0.4%
Non U.S. Companies
50,000 Rolls-Royce Holdings plc† .............. 66,405
U.S. Companies
12,000 AAR Corp.† ............................ 581,160
647,565

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Automotive  — 0.5%
Non U.S. Companies
350 Ferrari NV ............................. $ 76,331
40,000 Iveco Group NV† ....................... 263,288
30,000 Traton SE .............................. 559,873
U.S. Companies
500 General Motors Co.† .................... 21,870
921,362
Building and Construction  — 1.1%
Non U.S. Companies
500 Acciona SA ............................ 95,967
1,700 Sika AG ............................... 565,532
27,000 Vantage Towers AG ..................... 958,489
U.S. Companies
5,000 Arcosa Inc. ............................ 286,250
1,906,238
Business Services  — 0.7%
Non U.S. Companies
45,000 JCDecaux SA† ......................... 1,066,314
160,000 Sistema PJSC FC, GDR(a) ............... 80,000
U.S. Companies
10,000 Diebold Nixdorf Inc.† ................... 67,300
7,500 Macquarie Infrastructure Holdings LLC ... 27,975
1,241,589
Computer Hardware  — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C† ............ 15,057
Computer Software and Services  — 0.6%
Non U.S. Companies
550 Check Point Software Technologies Ltd.† . 76,043
3,600 Prosus NV ............................. 193,450
2,000 Tencent Holdings Ltd. ................... 95,541
U.S. Companies
2,000 Global Payments Inc. ................... 273,680
2,800 Kyndryl Holdings Inc.† .................. 36,736
2,400 Mandiant Inc.† ......................... 53,544
3,800 N-able Inc.† ........................... 34,580
500 Oracle Corp. ........................... 41,365
3,500 SolarWinds Corp. ...................... 46,585
682 VMware Inc., Cl. A ...................... 77,659
929,183
Consumer Products  — 2.1%
Non U.S. Companies
16,000 Essity AB, Cl. B ......................... 378,116
1,500 Salvatore Ferragamo SpA† .............. 28,508
Shares
Market
Value
425,000 Swedish Match AB ..................... $ 3,203,863
3,610,487
Consumer Services  — 0.5%
U.S. Companies
10 Amazon.com Inc.† ..................... 32,599
24,200 Matthews International Corp., Cl. A ....... 783,112
815,711
Diversified Industrial  — 1.0%
Non U.S. Companies
46,000 Ardagh Group SA ....................... 934,950
2,500 SDCL EDGE Acquisition Corp.† .......... 25,237
U.S. Companies
500 Corning Inc. ........................... 18,455
21,000 Trinity Industries Inc. ................... 721,560
1,700,202
Electronics  — 1.8%
Non U.S. Companies
7,000 Kyocera Corp. .......................... 395,712
1,000 Signify NV ............................. 46,938
23,500 Sony Group Corp., ADR ................. 2,413,685
U.S. Companies
800 Axcelis Technologies Inc.† .............. 60,424
1,500 Kimball Electronics Inc.† ................ 29,985
500 Proto Labs Inc.† ....................... 26,450
50 Texas Instruments Inc. .................. 9,174
100 Universal Display Corp. ................. 16,695
2,999,063
Entertainment  — 1.4%
Non U.S. Companies
105,000 Grupo Televisa SAB, ADR ............... 1,228,500
24,000 Manchester United plc, Cl. A ............. 347,280
1,500 Naspers Ltd., Cl. N ..................... 170,825
U.S. Companies
16,000 Fox Corp., Cl. B ........................ 580,480
2,327,085
Financial Services  — 3.9%
Non U.S. Companies
4,500 Brookfield Asset Management Inc., Cl. A .. 254,565
55,000 Commerzbank AG† ..................... 421,465
52,890 Credit Suisse Group AG ................. 420,121
20,000 Credit Suisse Group AG, ADR ............ 157,000
60,000 GAM Holding AG† ...................... 74,217
15,000 Janus Henderson Group plc ............. 525,300
9,000 Kinnevik AB, Cl. A† ..................... 243,129
135,000 Orascom Financial Holding SAE† ......... 1,329
100,000 Resona Holdings Inc. ................... 430,508
30,000 UBS Group AG ......................... 586,200

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
Non U.S. Companies (Continued)
24,000 UBS Group AG ......................... $ 471,273
U.S. Companies
7,000 AllianceBernstein Holding LP ............ 329,140
20,000 Bank of America Corp. .................. 824,400
15,000 The Bank of New York Mellon Corp. ...... 744,450
1,000 The Goldman Sachs Group Inc. .......... 330,100
17,500 UGI Corp. .............................. 633,850
3,500 Wells Fargo & Co. ...................... 169,610
6,616,657
Food and Beverage  — 5.5%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 1,192,576
3,000 Chr. Hansen Holding A/S ................ 221,606
40,000 Davide Campari-Milano NV .............. 467,059
7,500 Diageo plc, ADR ........................ 1,523,550
6,000 Fomento Economico Mexicano SAB de CV,
ADR ................................ 497,100
6,500 Heineken NV ........................... 622,564
700 Kerry Group plc, Cl. A ................... 78,444
2,500 Kikkoman Corp. ........................ 166,954
55,000 Maple Leaf Foods Inc. .................. 1,319,842
10,000 Nestlé SA .............................. 1,300,796
2,000 Pernod Ricard SA ...................... 440,951
1,500 Remy Cointreau SA ..................... 310,303
1,000 Yakult Honsha Co. Ltd. .................. 53,557
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 998,000
9,193,302
Health Care  — 0.5%
U.S. Companies
16,000 Pfizer Inc. ............................. 828,320
Hotels and Gaming  — 0.8%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 90,198
400,000 Mandarin Oriental International Ltd.† ..... 800,000
350,000 The Hongkong & Shanghai Hotels Ltd.† .. 373,087
1,263,285
Machinery  — 1.8%
Non U.S. Companies
185,000 CNH Industrial NV ...................... 2,934,100
U.S. Companies
2,000 Xylem Inc. ............................. 170,520
3,104,620
Shares
Market
Value
Retail  — 0.0%
Non U.S. Companies
95 JD.com Inc., Cl. A† ..................... $ 2,838
Specialty Chemicals  — 1.5%
Non U.S. Companies
4,500 Axalta Coating Systems Ltd.† ............ 110,610
550 Givaudan SA ........................... 2,277,853
U.S. Companies
300 Air Products and Chemicals Inc. ......... 74,973
2,463,436
Transportation  — 0.3%
U.S. Companies
4,500 GATX Corp. ............................ 554,985
TOTAL OTHER .................... 41,140,985
..............................................................................
COMMUNICATIONS  — 16.4%
Cable and Satellite  — 5.6%
Non U.S. Companies
11,000 Cogeco Inc. ............................ 678,222
100,000 ITV plc† ............................... 107,614
27,100 Liberty Global plc, Cl. A† ................ 691,321
44,000 Liberty Global plc, Cl. C† ................ 1,140,040
30,000 Liberty Latin America Ltd., Cl. A† ........ 291,000
3,632 Liberty Latin America Ltd., Cl. C† ........ 34,831
45,000 Rogers Communications Inc., Cl. B ....... 2,553,750
6,000 Shaw Communications Inc., Cl. B ........ 186,218
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 109,104
16,000 Comcast Corp., Cl. A .................... 749,120
37,000 DISH Network Corp., Cl. A† ............. 1,171,050
6,000 EchoStar Corp., Cl. A† .................. 146,040
168 Liberty Broadband Corp., Cl. B† .......... 22,172
85,000 WideOpenWest Inc.† ................... 1,482,400
9,362,882
Telecommunications  — 9.2%
Non U.S. Companies
37,000 BCE Inc. ............................... 2,052,020
140,000 BT Group plc, Cl. A ..................... 335,086
44,000 Deutsche Telekom AG ................... 824,165
56,000 Deutsche Telekom AG, ADR ............. 1,042,720
12,500 Itissalat Al-Maghrib ..................... 167,320
465,000 Koninklijke KPN NV ..................... 1,616,779
95,000 Orange Belgium SA ..................... 2,017,800
5,000 Orange SA, ADR ........................ 59,100
27,000 Orascom Investment Holding, GDR† ..... 702
60,000 Pharol SGPS SA† ...................... 5,290
8,000 Proximus SA ........................... 149,123
1,200 Swisscom AG .......................... 720,740

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
2,000 Swisscom AG, ADR ..................... $ 121,060
40,000 Telecom Italia SpA ...................... 14,757
13,500 Telefonica Brasil SA, ADR ............... 151,875
205,000 Telefonica Deutschland Holding AG ....... 559,923
80,000 Telefonica SA, ADR ..................... 384,000
70,000 Telekom Austria AG ..................... 542,063
28,000 Telenet Group Holding NV ............... 905,090
23,000 Telesat Corp.† .......................... 379,500
5,000 TELUS Corp. ........................... 130,624
300,000 VEON Ltd., ADR† ....................... 204,840
U.S. Companies
8,000 AT&T Inc. .............................. 189,040
60,000 Lumen Technologies Inc. ................ 676,200
100 Motorola Solutions Inc. ................. 24,220
12,000 Shenandoah Telecommunications Co. .... 282,960
15,000 Telephone and Data Systems Inc. ........ 283,200
1,000 T-Mobile US Inc.† ...................... 128,350
29,000 Verizon Communications Inc. ............ 1,477,260
15,445,807
Wireless Communications  — 1.6%
Non U.S. Companies
3,000 America Movil SAB de CV, Cl. L, ADR ..... 63,450
5,000 Infrastrutture Wireless Italiane SpA ....... 56,225
28,000 Millicom International Cellular SA, SDR† .. 711,733
6,000 Mobile TeleSystems PJSC, ADR(a) ....... 3,660
3,644 SK Telecom Co. Ltd., ADR ............... 93,396
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ..... 77,800
73,000 Vodafone Group plc, ADR ............... 1,213,260
U.S. Companies
5,000 Anterix Inc.† ........................... 289,500
8,000 United States Cellular Corp.† ............ 241,840
800 Vimeo Inc.† ............................ 9,504
2,760,368
TOTAL COMMUNICATIONS ........... 27,569,057
..............................................................................
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS  — 0.1%
Independent Power Producers and Energy
Traders  — 0.1%
U.S. Companies
3,000 NRG Energy Inc. ....................... 115,080
..............................................................................
Shares
Market
Value
ENVIRONMENTAL SERVICES  — 0.0%
Water  — 0.0%
U.S. Companies
1,500 Evoqua Water Technologies Corp.† ....... $ 70,470
..............................................................................
DIVERSIFIED INDUSTRIAL  — 0.0%
Electronics  — 0.0%
U.S. Companies
100 Roper Technologies Inc. ................ 47,223
..............................................................................
TOTAL COMMON STOCKS ........... 144,168,431
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... 58,250
..............................................................................
RIGHTS — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
Non U.S. Companies
17,029 Ipsen SA/Clementia, CVR†(a) ............ 0
..............................................................................
WARRANTS — 0.0%
ENERGY AND UTILITIES  — 0.0%
Natural Resources  — 0.0%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... 52,845
Services  — 0.0%
Non U.S. Companies
2,850 Weatherford International plc, expire
12/13/23† ........................... 1,710
TOTAL ENERGY AND UTILITIES ....... 54,555
..............................................................................
TOTAL WARRANTS ................. 54,555
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 14.4%
$ 24,175,000 U.S. Treasury Bills,
0.060% to 0.500%††, 04/14/22 to
06/30/22 ............................ 24,168,595
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $129,653,755) .................... $ 168,449,831

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 54.8% $ 92,287,805
Europe .............................. 32.2 54,203,402
Canada .............................. 6.9 11,622,058
Japan ............................... 2.6 4,444,694
Asia/Pacific ......................... 1.9 3,171,496
Latin America ....................... 1.4 2,380,200
South Africa ......................... 0.1 170,825
Africa/Middle East ................... 0.1 169,351
Total Investments ................... 100.0% $ 168,449,831